Summary of Significant Accounting Policies Summary of Significant Accounting Policies Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Tax Assets, Net	$ 31,700,000
Income Tax Expense (Benefit)	728,000	292,000	2,716,000
Discontinued Operation, Tax Effect of Discontinued Operation	(243,000)	86,000	(1,073,000)
Provision for income, franchise and excise taxes	485,000	378,000	1,643,000
Operating Loss Carryforwards	71,400,000
Operating Loss Carryforwards, Expiration Dates	2028 and 2031
Tax Treatment Of Dividends And Distributions Ordinary Dividends	$ 0.667	$ 0.607	$ 0.807
Tax Treatment Of Dividends And Distributions Long Term Capital Gain	$ 0.629	$ 0.622	$ 0.558
Tax Treatment Of Dividends And Distributions Unrecaptured Section Twelve Hundred And Fifty Gain	$ 0.284	$ 0.241	$ 0.275
Distributions declared per Common Share outstanding	$ 1.580	$ 1.470	$ 1.640
Land And Depreciable Property Net	$ 11,400,000,000	$ 10,900,000,000